Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013 item Boe	Dec. 31, 2012	Dec. 31, 2011
Mineral interests in properties
Unproved	$ 114,457,000	$ 137,254,000
Proved	958,816,000	737,558,000
Wells and equipment and related facilities	609,748,000	389,727,000
Gross oil and gas properties	1,683,021,000	1,264,539,000
Less: Accumulated depletion and impairment	(370,470,000)	(257,195,000)
Net oil and gas properties	1,312,551,000	1,007,344,000
Costs capitalized in connection with exploratory wells in progress	0	0
Minimum project period for capitalization of interest on expenditures	6 months
Number of projects for which interest on expenditure is capitalized	0
Amount of capitalized interest on expenditures		100,000
Number of cubic feet of gas considered as numerator in calculation of unit conversion ratio	6,000
Depletion of oil and gas properties	113,300,000	79,900,000	68,200,000
Impairment charges of proved oil and natural gas properties and equipment	0	18,800,000	19,800,000
Impairment charges related to unproved properties	$ 14,400,000	$ 0	$ 12,200,000
Oil and gas sales | PVR Midstream
Dependence on Major Customers
Concentration risk (as a percent)	15.00%	18.00%	22.00%
Oil and gas sales | Unimark LLC
Dependence on Major Customers
Concentration risk (as a percent)	13.00%	24.00%	13.00%
Oil and gas sales | Mercuria
Dependence on Major Customers
Concentration risk (as a percent)	13.00%	18.00%
Oil and gas sales | Valero Marketing
Dependence on Major Customers
Concentration risk (as a percent)	13.00%		9.00%
Oil and gas sales | Plains Marketing
Dependence on Major Customers
Concentration risk (as a percent)	6.00%	15.00%	27.00%